UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: April 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

MASTER PORTFOLIO TRUST

ULTRA SHORT OBLIGATIONS PORTFOLIO

FORM N-Q

APRIL 30, 2016

ULTRA SHORT OBLIGATIONS PORTFOLIO

Schedule of investments (unaudited)	April 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 3.3%
U.S. Treasury Notes - 3.3%
U.S. Treasury Notes (Cost-$500,000)	0.418%	10/31/17	$500,000	$500,574	(a)

CORPORATE BONDS & NOTES - 0.9%
FINANCIALS - 0.9%
Capital Markets - 0.9%
Macquarie Bank Ltd., Senior Notes (Cost - $130,350)	2.000%	8/15/16	130,000	130,375	(b)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $630,350)				630,949

SHORT-TERM INVESTMENTS - 96.1%
Certificates of Deposit - 27.3%
Bank of Tokyo-Mitsubishi UFJ NY	0.840%	8/10/16	200,000	200,103
Canadian Imperial Bank of Commerce	0.700%	6/3/16	250,000	250,000
Canadian Imperial Bank of Commerce	0.950%	11/23/16	250,000	250,031
Citibank N.A.	0.710%	7/11/16	200,000	200,076
Credit Agricole Corp.	0.760%	5/11/16	250,000	250,003
Lloyds Bank PLC	0.800%	6/13/16	150,000	150,000
Mizuho Bank Ltd.	0.740%	7/15/16	250,000	250,097
Natixis NY	0.720%	5/6/16	250,000	250,000
Norinchukin Bank NY	0.610%	5/10/16	400,000	400,012
Oversea-Chinese Banking Corp. Ltd.	0.650%	7/7/16	250,000	250,087
Royal Bank of Canada	0.789%	7/7/16	150,000	150,075	(a)
Societe Generale NY	0.850%	6/9/16	100,000	100,033
Societe Generale NY	0.880%	10/4/16	265,000	265,059
Toronto Dominion Bank NY	0.740%	5/17/16	250,000	250,027
Toronto Dominion Bank NY	0.800%	6/16/16	250,000	250,000
Wells Fargo Bank N.A.	1.000%	12/12/16	500,000	500,128
Westpac Banking Corp.	0.885%	10/21/16	150,000	150,068	(a)

Total Certificates of Deposit (Cost - $4,114,890)				4,115,799

Commercial Paper - 67.5%
Abbey National Treasury Services PLC	0.641%	5/9/16	250,000	249,969	(c)
Abbey National Treasury Services PLC	0.854%	8/25/16	250,000	249,480	(c)
ABN AMRO Funding USA LLC	0.763%	6/7/16	250,000	249,810	(c)(d)
ABN AMRO Funding USA LLC	0.641%	6/16/16	250,000	249,800	(c)(d)
Anheuser-Busch InBev Worldwide Inc.	1.056%	7/8/16	250,000	249,773	(c)(d)
ANZ National International Ltd.	0.752%	9/27/16	250,000	249,222	(c)(d)
Bank of Nova Scotia	0.839%	11/8/16	250,000	250,022	(a)(d)
Bank of Nova Scotia	0.976%	12/21/16	250,000	248,428	(c)(d)
Bank of Tokyo-Mitsubishi UFJ NY	0.631%	7/11/16	250,000	249,732	(c)
BAT International Finance PLC	0.811%	5/18/16	250,000	249,910	(c)(d)
BNP Paribas NY Branch	0.440%	5/2/16	250,000	250,000	(c)
BNP Paribas NY Branch	0.802%	5/4/16	250,000	249,989	(c)
BNZ International Funding Ltd.	0.782%	5/3/16	250,000	249,995	(c)(d)
BPCE	0.752%	8/1/16	250,000	249,687	(c)(d)
Coca-Cola Co.	0.450%	5/27/16	250,000	249,922	(c)(d)
Commonwealth Bank of Australia	0.788%	8/11/16	250,000	250,119	(a)(d)
Credit Suisse NY	0.802%	6/1/16	100,000	99,933	(c)
Credit Suisse NY	0.904%	7/26/16	100,000	99,840	(c)
Credit Suisse NY	1.006%	8/2/16	120,000	119,786	(c)
Credit Suisse NY	1.005%	9/19/16	150,000	149,501	(c)
Danske Corp.	0.500%	6/1/16	250,000	249,896	(c)(d)
DBS Bank Ltd.	0.420%	5/5/16	250,000	249,991	(c)(d)
DnB NOR Bank ASA	0.864%	9/1/16	250,000	249,446	(c)(d)
Electricite de France SA	1.535%	1/9/17	250,000	247,638	(c)(d)

See Notes to Schedule of Investments.

ULTRA SHORT OBLIGATIONS PORTFOLIO

Schedule of investments (unaudited) (cont’d)	April 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Paper - (continued)
HSBC Bank PLC	1.008%	11/18/16	$250,000	$248,727	(c)(d)
ING U.S. Funding LLC	0.903%	8/1/16	130,000	129,785	(c)
ING U.S. Funding LLC	0.854%	8/22/16	250,000	249,443	(c)
JPMorgan Securities LLC	0.802%	5/6/16	100,000	99,991	(c)
JPMorgan Securities LLC	0.823%	5/27/16	100,000	99,943	(c)
JPMorgan Securities LLC	0.500%	6/3/16	100,000	99,956	(c)
JPMorgan Securities LLC	0.854%	7/18/16	150,000	149,839	(c)
Kroger Co.	0.700%	5/3/16	250,000	249,995	(c)(d)
Nordea Bank AB	0.636%	7/11/16	250,000	249,767	(c)(d)
Ontario Teachers’ Finance Trust	0.853%	7/8/16	250,000	249,749	(c)(d)
Ontario Teachers’ Finance Trust	1.007%	10/20/16	250,000	249,048	(c)(d)
Skandinaviska Enskilda Banken AB	1.007%	10/24/16	250,000	248,960	(c)(d)
Standard Chartered Bank	0.551%	6/15/16	250,000	249,832	(c)(d)
Svenska Handelsbanken AB	0.450%	5/20/16	250,000	249,944	(c)(d)
Svenska Handelsbanken AB	0.500%	6/13/16	250,000	249,854	(c)(d)
Swedbank AB	0.350%	5/2/16	250,000	250,000	(c)
Toyota Motor Credit Corp.	0.916%	11/21/16	150,000	149,282	(c)
Toyota Motor Credit Corp.	1.018%	1/20/17	250,000	248,205	(c)
UBS Finance Delaware LLC	0.894%	6/30/16	250,000	249,635	(c)
UBS Finance Delaware LLC	0.905%	9/6/16	250,000	249,371	(c)
United Overseas Bank Ltd.	0.702%	5/11/16	250,000	249,956	(c)(d)
Westpac Banking Corp.	1.017%	1/13/17	250,000	248,178	(c)(d)

Total Commercial Paper (Cost - $10,178,630)				10,181,349

Time Deposits - 1.3%
Credit Agricole Grand Cayman (Cost - $199,000)	0.320%	5/2/16	199,000	199,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $14,492,520)				14,496,148

TOTAL INVESTMENTS - 100.3% (Cost - $15,122,870#)				15,127,097
Liabilities in Excess of Other Assets - (0.3)%				(39,541)

TOTAL NET ASSETS - 100.0%				$15,087,556

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Rate shown represents yield-to-maturity.

(d)	Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Ultra Short Obligations Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At April 30, 2016, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Government & Agency Obligations	—	$500,574	—	$500,574
Corporate Bonds & Notes	—	130,375	—	130,375

Total Long-Term Investments	—	$630,949	—	$630,949

Short-Term Investments:
Certificates of Deposit	—	$4,115,799	—	$4,115,799
Commercial Paper	—	10,181,349	—	10,181,349
Time Deposits	—	199,000	—	199,000

Total Short-Term Investments	—	$14,496,148	—	$14,496,148

Total Investments	—	$15,127,097	—	$15,127,097

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At April 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,263
Gross unrealized depreciation	(36)

Net unrealized appreciation	$4,227

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Portfolio Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	June 22, 2016

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	June 22, 2016